Restructuring - Schedule of Activity in the Restructuring Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 14	$ 13
2021 Italian workforce redundancies plan expense, net	13	6	$ 6
Payments	(5)	(4)
Reversals of expense and other	1	(2)
Restructuring reserve, ending balance	22	14	13
Italian Workforce Redundancies
Restructuring Reserve [Roll Forward]
2021 Italian workforce redundancies plan expense, net	13	7
Severance and Related Employee Costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	14	12
Payments	(5)	(4)
Reversals of expense and other	1	(2)
Restructuring reserve, ending balance	22	14	12
Severance and Related Employee Costs | Italian Workforce Redundancies
Restructuring Reserve [Roll Forward]
2021 Italian workforce redundancies plan expense, net	13	7	11
Other
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0	1
Payments	0	(1)
Reversals of expense and other	0	0
Restructuring reserve, ending balance	0	0	$ 1
Other | Italian Workforce Redundancies
Restructuring Reserve [Roll Forward]
2021 Italian workforce redundancies plan expense, net	$ 0	$ 0